UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2007



                          Check here if Amendment [X]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 13, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON AUGUST 13, 2007, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON JUNE 30, 2007 TO THE SECURITIES AND EXCHANGE COMMISSION. ON NOVEMBER 3, 2008 WYNNEFIELD MADE A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Member, General Partner

       of Wynnefield Capital, Inc.

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  November 14, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 1

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 312,549,000



List of Other Included Managers:



No.	Name					Form 13F File Number

1	Wynnefield Capital, Inc.		28-7006



-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  -------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC   COM       004631107   10484     2709128    SH          OTHER     FILER+NO.1    2709128
ALLIED DEFENSE GRP INC   COM       019118108   4123      523205     SH          OTHER     FILER+NO.1    523205
ANGELICA CORP.           COM       034663104   487       24700      SH          OTHER     FILER+NO.1    24700
AVALON HOLDINGS CORP     CL A      05343P109   82        11700      SH          OTHER     FILER+NO.1    11700
BEXIL CORP               COM       088577101   433       13900      SH          OTHER     FILER+NO.1    13900
BREEZE EASTERN CORP      COM       106764103   15381     1300190    SH          OTHER     FILER+NO.1    1300190
CAGLES INC               CL A      127703106   2120      217400     SH          OTHER     FILER+NO.1    217400
CAL MAINE FOODS INC      COM NEW   128030202   12259     485700     SH          OTHER     FILER+NO.1    485700
CANADIAN SUPERIOR        COM       136644101   309       110900     SH          OTHER     FILER+NO.1    110900
ENERGY INC
CAPSTEAD MTG CORP        COM       14067E5O6   154       15000      SH          OTHER     FILER+NO.1    15000
COMMUNITY BANKS INC.     COM       203628102   215       7217       SH          OTHER     FILER+NO.1    7217
MILLERSBURG
CONSECO INC.             COM NEW   208464883   5600      350000     SH          OTHER     FILER+NO.1    350000
CORE MARK HLDNGS CO INC  COM       218681104   6003      170381     SH          OTHER     FILER+NO.1    170381
CORNELL COMPANIES INC    COM       219141108   58693     2492290    SH          OTHER     FILER+NO.1    2492290
CROWN CRAFTS INC.        COM       228309100   6087      1463325    SH          OTHER     FILER+NO.1    1463325
DEVCON INT'L CORP        COM       251588109   246       75000      SH          OTHER     FILER+NO.1    75000
FIRST AVIATION SVCS INC  COM       31865W108   3608      2122634    SH          OTHER     FILER+NO.1    2122634
GOLD FIELDS LTD NEW      SPNSD     38059T106   1266      70000      SH          OTHER     FILER+NO.1    70000
                         ADR
GOLDCORP INC             COM       38059T106   2750      90000      SH          OTHER     FILER+NO.1    90000
GOLDEN ENTERPRISES INC   COM       380956409   49        16200      SH          OTHER     FILER+NO.1    16200
GOLDLEAF FINANCIAL SOLNS COM NEW   38144H208   179       54935      SH          OTHER     FILER+NO.1    54935
GOLD RESERVE, INC        CL A      38068N108   110       25000      SH          OTHER     FILER+NO.1    25000
I-MANY INC               COM       44973Q103   288       100000     SH          OTHER     FILER+NO.1    100000
THE LAMSON & SESSIONS CO COM       513696104   10256     380400     SH          OTHER     FILER+NO.1    380400
LANDEC CORP.             COM       514766104   8967      580000     SH          OTHER     FILER+NO.1    580000
LAYNE CHRISTENSON CO     COM       521050104   5586      100680     SH          OTHER     FILER+NO.1    100680
LIBERTY GLOBAL INC       COM SER A 530555101   492       11995      SH          OTHER     FILER+NO.1    11995
LIBERTY GLOBAL INC       COM SER C 530555309   470       12165      SH          OTHER     FILER+NO.1    12165
MAGELLAN HEALTH SVC INC  COM NEW   559079207   4464      110000     SH          OTHER     FILER+NO.1    100000
MOUNTAIN PROVINCE        COM NEW   62426E402   225       50000      SH          OTHER     FILER+NO.1    50000
DIAMONDS INC.
MVC CAPITAL INC          COM       553829102   32546     1756400    SH          OTHER     FILER+NO.1    1756400
NAPCO SECURITY           COM       630402105   242       43398      SH          OTHER     FILER+NO.1    43398
SYSTEMS INC
NEOMAGIC CORP            COM NEW   640497202   123       30000      SH          OTHER     FILER+NO.1    30000
NEVADA GOLD &            COM       64126Q206   1915      1276390    SH          OTHER     FILER+NO.1    1276390
CASINOS INC
NEVSUN RESOURCES LTD     COM       64156L101   44        25000      SH          OTHER     FILER+NO.1    25000
NEWCASTLE INVSTMT CORP   COM       65105M108   264       15000      SH          OTHER     FILER+NO.1    15000
NOBEL LEARNING           COM       654889104   17115     1144792    SH          OTHER     FILER+NO.1    1144792
COMMUNITIES INC
PETROHAWK ENERGY CORP    COM       716495106   7389       450000    SH          OTHER     FILER+NO.1    450000
POLYMET MINING CORP      COM       731916102   156        40870     SH          OTHER     FILER+NO.1    40870
PROSHARES TR             ULTRA     74347R834   9225       140000    SH          OTHER     FILER+NO.1    140000
                         RU2000
PROSPECT MEDICAL         CL A      743494106   2190      413900     SH          OTHER     FILER+NO.1    413900
HOLDINGS INC.
ROTECH HEALTHCARE INC    COM       778669101   2066      1750490    SH          OTHER     FILER+NO.1    1750490
SEQUA CORPORATION        CL A      817320104   64390     388408     SH          OTHER     FILER+NO.1    388408
SEQUA CORPORATION        CL B      817320203   4745      28500      SH          OTHER     FILER+NO.1    28500
SUMMER INFANT, INC       COM       865646403   3399      735765     SH          OTHER     FILER+NO.1    735765
SUMMER INFANT, INC       *W EXP    865646111   439       732000     SH          OTHER     FILER+NO.1    732000
                         4/20/2000
TEAMSTAFF INC            COM NEW   87815U204   1677      2020990    SH          OTHER     FILER+NO.1    2020990
TOREADOR RESOURCES CORP  COM       891050106   296       25000      SH          OTHER     FILER+NO.1    25000
WHITE ELECTRONIC         COM       963801105   2628      503366     SH          OTHER     FILER+NO.1    503366
DESIGNS CORP
WILSHIRE                 COM       971889100   65        15000      SH          OTHER     FILER+NO.1    15000
ENTERPRISES INC
WINTHROP REALTY TRUST    SH BEN    976391102   249       36991      SH          OTHER     FILER+NO.1    36991
                         INT









==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes